POST-RETIREMENT BENEFITS - Schedule of the Reasonably Possible Changes (Details) $ in Millions	Dec. 31, 2025 USD ($)
Effect on the discount rate
Disclosure of defined benefit plans [line items]
Increase	$ 3.6
Decrease	(4.4)
Effect on medical inflation
Disclosure of defined benefit plans [line items]
Increase	(4.3)
Decrease	$ 3.6